SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Functional Currencies and Foreign Currency Transaction Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Accounting Policies [Abstract]
Foreign currency (losses) gains, net	$ (51)	$ (3,140)	$ 1,682